Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013	Jun. 30, 2016	Mar. 31, 2016
Finite-Lived Intangible Assets
Gross amount at the end of the period	$ 1,455		$ 1,462		$ 113
Gross amount at the beginning of the period	1,462		113
Less accumulated amortization	(93)		(38)			$ (132)	$ (111)
Net carrying amount	1,362	[1],[2]	1,424	[2]		$ 1,321	$ 1,338	[1]
Amortization of Intangible Assets	$ 55		30		4
Finite-Lived Intangible Asset, Useful Life	20 years
Finite-Lived Intangible Assets, Other Changes	$ (7)		4
Contra Revenue Intangibles Amortization	54		29		0
Accumulated Amortization of Out of Market Contracts	3
Out of Market Contracts Amortization Expense	0
Estimated amortization related to the Company's finite-lived intangible assets
Estimated intangible assets amortization, 2016	70
Estimated intangible assets amortization, 2017	70
Estimated intangible assets amortization, 2018	71
Estimated intangible assets amortization, 2019	71
Estimated intangible assets amortization, 2020	71
Customer Contracts
Finite-Lived Intangible Assets
Gross amount at the end of the period	15		15		15
Gross amount at the beginning of the period	15		15
Less accumulated amortization	(6)		(5)
Net carrying amount	9		10
Finite-Lived Intangible Assets, Other Changes	0		0
Customer Relationships
Finite-Lived Intangible Assets
Gross amount at the end of the period	66		66		66
Gross amount at the beginning of the period	66		66
Less accumulated amortization	(3)		(2)
Net carrying amount	63		64
Finite-Lived Intangible Assets, Other Changes	0		0
Supply Commitment Arrangement [Domain]
Finite-Lived Intangible Assets
Gross amount at the end of the period	1,263		1,269		14
Gross amount at the beginning of the period	1,269		14
Less accumulated amortization	(75)		(26)
Net carrying amount	1,188		1,243
Finite-Lived Intangible Assets, Other Changes	(6)		3
Other Intangible Assets [Member]
Finite-Lived Intangible Assets
Gross amount at the end of the period	6		6		6
Gross amount at the beginning of the period	6		6
Less accumulated amortization	(2)		(2)
Net carrying amount	4		4
Finite-Lived Intangible Assets, Other Changes	0		0
Emission Allowances [Member]
Finite-Lived Intangible Assets
Gross amount at the end of the period	15		16		8
Gross amount at the beginning of the period	16		8
Less accumulated amortization	(1)		0
Net carrying amount	14		16
Finite-Lived Intangible Assets, Other Changes	(1)		1
Research and Development Expense [Member]
Finite-Lived Intangible Assets
Gross amount at the end of the period	4		4		4
Gross amount at the beginning of the period	4		4
Less accumulated amortization	(1)		(1)
Net carrying amount	3		3
Finite-Lived Intangible Assets, Other Changes	0		0
Leasehold Rights [Member]
Finite-Lived Intangible Assets
Gross amount at the end of the period	86		86		$ 0
Gross amount at the beginning of the period	86		0
Less accumulated amortization	(5)		(2)
Net carrying amount	81		84
Finite-Lived Intangible Assets, Other Changes	0		0
Out of Market Contracts [Member]
Finite-Lived Intangible Assets
Amortization	1
NRG Solar Blythe LLC [Member]
Finite-Lived Intangible Assets
Out of Market Contracts	5
Spring Canyon [Member]
Finite-Lived Intangible Assets
Out of Market Contracts	$ 3
Finite-Lived Intangible Asset, Useful Life	25 years
Alta Wind XI [Member]
Finite-Lived Intangible Assets
Out of Market Contracts	$ 5
January 2015 Drop Down Assets [Member]
Finite-Lived Intangible Assets
Acquisition of Spring Canyon			167
January 2015 Drop Down Assets [Member] | Customer Contracts
Finite-Lived Intangible Assets
Acquisition of Spring Canyon			0
January 2015 Drop Down Assets [Member] | Customer Relationships
Finite-Lived Intangible Assets
Acquisition of Spring Canyon			0
January 2015 Drop Down Assets [Member] | Supply Commitment Arrangement [Domain]
Finite-Lived Intangible Assets
Acquisition of Spring Canyon			160
January 2015 Drop Down Assets [Member] | Other Intangible Assets [Member]
Finite-Lived Intangible Assets
Acquisition of Spring Canyon			0
January 2015 Drop Down Assets [Member] | Emission Allowances [Member]
Finite-Lived Intangible Assets
Acquisition of Spring Canyon			7
January 2015 Drop Down Assets [Member] | Research and Development Expense [Member]
Finite-Lived Intangible Assets
Acquisition of Spring Canyon			0
January 2015 Drop Down Assets [Member] | Leasehold Rights [Member]
Finite-Lived Intangible Assets
Acquisition of Spring Canyon			0
Alta Wind Portfolio [Member]
Finite-Lived Intangible Assets
Acquisition of Spring Canyon			1,178
Alta Wind Portfolio [Member] | Customer Contracts
Finite-Lived Intangible Assets
Acquisition of Spring Canyon			0
Alta Wind Portfolio [Member] | Customer Relationships
Finite-Lived Intangible Assets
Acquisition of Spring Canyon			0
Alta Wind Portfolio [Member] | Supply Commitment Arrangement [Domain]
Finite-Lived Intangible Assets
Acquisition of Spring Canyon			1,092
Alta Wind Portfolio [Member] | Other Intangible Assets [Member]
Finite-Lived Intangible Assets
Acquisition of Spring Canyon			0
Alta Wind Portfolio [Member] | Emission Allowances [Member]
Finite-Lived Intangible Assets
Acquisition of Spring Canyon			0
Alta Wind Portfolio [Member] | Research and Development Expense [Member]
Finite-Lived Intangible Assets
Acquisition of Spring Canyon			0
Alta Wind Portfolio [Member] | Leasehold Rights [Member]
Finite-Lived Intangible Assets
Acquisition of Spring Canyon			$ 86
Weighted average remaining amortization period (in years)	18 years

[1]	(a) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[2]	Retrospectively adjusted as discussed in Note 1, Nature of Business.